Equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Equity Share Capital

Equity share capital

	Number of shares millions	Nominal value $m	Share premium $m	Equity share capital $m
Allotted, called up and fully paid
At 1 January 2016 (ordinary shares of 15 265/329p each)	248	58	111	169
Share capital consolidation	(42)	—	—	—
Exchange adjustments	—	(10)	(18)	(28)

At 31 December 2016 (ordinary shares of 18 318/329p each)	206	48	93	141
Share capital consolidation	(9)	—	—	—
Exchange adjustments	—	5	8	13

At 31 December 2017 (ordinary shares of 19 17/21p each)	197	53	101	154
Exchange adjustments	—	(3)	(5)	(8)

At 31 December 2018 (ordinary shares of 19 17/21p each)	197	50	96	146

Summary of Cash Flow Hedging Reserve

The cash flow hedging reserve is analysed as follows:

	Cash flow hedging reserve
	Value of currency swaps $m	Cost of hedging $m	Total $m
At 1 January 2018	0	0	0
Costs of hedging deferred and recognised in OCI	0	(1)	(1)
Change in fair value of currency swaps recognised in OCI	4	0	4
Reclassified from OCI to profit or loss – included in financial expenses	(8)	0	(8)
Deferred tax	1	0	1

At 31 December 2018	(3)	(1)	(4)